Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 14,389
Balance at end of year	12,555	¥ 14,389
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	36,675	28,867	¥ 22,300
Provision		36,037	29,870
Remeasurement	33,873
Write-offs	(30,986)	(39,478)	(33,045)
Recoveries		8,368	8,487
Exchange differences on translating foreign operations	198	(1,718)	1,255
Balance at end of year	39,760	36,675	28,867
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	821	809	762
Provision		214	338
Remeasurement	92
Write-offs	(125)	(299)	(287)
Recoveries		50	69
Exchange differences on translating foreign operations	(58)	47	(73)
Balance at end of year	730	821	809
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,906	1,823	2,503
Provision		336	(278)
Remeasurement	755
Write-offs	153	(271)	(382)
Recoveries		13	3
Exchange differences on translating foreign operations	(101)	5	(23)
Balance at end of year	2,713	1,906	1,823
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	39,402	31,499	25,565
Provision		36,587	29,930
Remeasurement	34,720
Write-offs	(30,958)	(40,048)	(33,714)
Recoveries		8,431	8,559
Exchange differences on translating foreign operations	39	(1,666)	1,159
Balance at end of year	43,203	39,402	¥ 31,499
Previously stated [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	32,076
Balance at end of year		32,076
Previously stated [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	821
Balance at end of year		821
Previously stated [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,906
Balance at end of year		1,906
Previously stated [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	34,803
Balance at end of year		34,803
Effect of changes in accounting policy [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	4,599
Balance at end of year		4,599
Effect of changes in accounting policy [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year
Balance at end of year
Effect of changes in accounting policy [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year
Balance at end of year
Effect of changes in accounting policy [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	4,599
Balance at end of year		4,599
12-month expected credit losses [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20,574
Remeasurement	1,788
Write-offs
Exchange differences on translating foreign operations	250
Balance at end of year	22,612	20,574
12-month expected credit losses [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	604
Remeasurement	(19)
Write-offs
Exchange differences on translating foreign operations	(51)
Balance at end of year	534	604
12-month expected credit losses [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,553
Remeasurement	(49)
Write-offs
Exchange differences on translating foreign operations	(85)
Balance at end of year	1,419	1,553
12-month expected credit losses [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	22,731
Remeasurement	1,720
Write-offs
Exchange differences on translating foreign operations	114
Balance at end of year	24,565	22,731
Lifetime expected credit losses [member] | Not credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	9,543
Remeasurement	579
Write-offs
Exchange differences on translating foreign operations	285
Balance at end of year	10,407	9,543
Lifetime expected credit losses [member] | Not credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	78
Remeasurement	(3)
Write-offs
Exchange differences on translating foreign operations	(3)
Balance at end of year	72	78
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	309
Remeasurement	35
Write-offs
Exchange differences on translating foreign operations	(15)
Balance at end of year	329	309
Lifetime expected credit losses [member] | Not credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	9,930
Remeasurement	611
Write-offs
Exchange differences on translating foreign operations	267
Balance at end of year	10,808	9,930
Lifetime expected credit losses [member] | Credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6,558
Remeasurement	31,506
Write-offs	(30,986)
Exchange differences on translating foreign operations	(337)
Balance at end of year	6,741	6,558
Lifetime expected credit losses [member] | Credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	139
Remeasurement	114
Write-offs	(125)
Exchange differences on translating foreign operations	(4)
Balance at end of year	124	139
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	44
Remeasurement	769
Write-offs	153
Exchange differences on translating foreign operations	(1)
Balance at end of year	965	44
Lifetime expected credit losses [member] | Credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6,741
Remeasurement	32,389
Write-offs	(30,958)
Exchange differences on translating foreign operations	(342)
Balance at end of year	¥ 7,830	¥ 6,741